Expense Example	Jun. 10, 2026 USD ($)
Twin Oak Apex Opportunities ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	243
Twin Oak Horizons ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	$ 318